Goodwill - Schedule of Carrying Amount of Goodwill (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Goodwill [Line Items]
Beginning Balance	¥ 96,074,468		¥ 177,082,468
Impairment	(66,491,000)	$ (9,508,087)	(81,008,000)
Disposal of subsidiaries	(3,862,206)
Ending Balance	25,721,262	3,678,092	96,074,468	177,082,468
Ending Balance (in Dollars)	25,721,262		96,074,468	177,082,468
Hotel Business [Member]
Goodwill [Line Items]
Beginning Balance	29,583,468		29,583,468
Impairment
Disposal of subsidiaries	(3,862,206)
Ending Balance	25,721,262	3,678,092	29,583,468	29,583,468
Ending Balance (in Dollars)	25,721,262		29,583,468	29,583,468
Restaurant Business [Member]
Goodwill [Line Items]
Beginning Balance	66,491,000		147,499,000
Impairment	(66,491,000)		(81,008,000)
Disposal of subsidiaries
Ending Balance			66,491,000	147,499,000
Ending Balance (in Dollars)			¥ 66,491,000	¥ 147,499,000